PENSION PLANS AND POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2014
Compensation And Retirement Disclosure [Abstract]
PENSION PLANS AND POSTRETIREMENT BENEFITS

NOTE 4—PENSION PLANS AND POSTRETIREMENT BENEFITS

Although we currently provide retirement benefits for most of our U.S. employees through sponsorship of the McDermott Thrift Plan (see “Defined Contribution Plans” below), some of our longer-term U.S. employees and former employees are entitled to retirement benefits under the McDermott (U.S.) Retirement Plan, a non-contributory qualified defined benefit pension plan (the “McDermott Plan”), and several non-qualified supplemental defined benefit pension plans. The McDermott Plan and the non-qualified supplemental defined benefit pension plans are collectively referred to herein as the “Domestic Plans.” The McDermott Plan has been closed to new participants since 2006, and benefit accruals under the McDermott Plan were frozen completely in 2010.

We also sponsor a defined benefit pension plan established under the laws of the Commonwealth of the Bahamas, the J. Ray McDermott, S.A. Third Country National Employees Pension Plan (the “TCN Plan”) which provides retirement benefits for certain of our current and former foreign employees. Effective August 1, 2011, new entry into the TCN Plan was closed, and effective December 31, 2011, benefit accruals under the TCN Plan were frozen. Effective January 1, 2012, we established a new global defined contribution plan to provide retirement benefits to non-U.S. expatriate employees who may have otherwise obtained benefits under the TCN Plan.

Retirement benefits under the McDermott Plan and the TCN Plan are generally based on final average compensation and years of service, subject to the applicable freeze in benefit accruals under the plans. Our funding policy is to fund the plans as recommended by the respective plan actuaries and in accordance with the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), or other applicable law. The Pension Protection Act of 2006 (“PPA”) amended ERISA and modified the funding requirements for certain defined benefit pension plans including the McDermott Plan. Funding provisions under the PPA accelerated funding requirements are applicable to the McDermott Plan to ensure full funding of benefits accrued.

As described in Note 1, we elected to change our accounting method for recognizing actuarial gains and losses for our pension and other postretirement benefit plans. Accordingly, we have made revisions to previously disclosed amounts, specifically net periodic benefit cost and accumulated other comprehensive income (loss), where certain amounts have been reclassified to retained earnings.

	Domestic Plans		TCN Plan
	Year Ended		Year Ended
	December 31,		December 31,
	2014	2013	2014	2013
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$583,421	$615,361	$40,396	$48,009
Interest cost	26,972	23,996	1,900	1,867
Actuarial loss (gain)	36,885	(25,137)	4,438	(5,860)
Terminated Vested Employees Lump Sum Settlement (1)	(54,551)	—	—	—
Curtailments and other adjustments	—	3,850	—	(621)
Benefits paid	(36,095)	(34,649)	(2,749)	(2,999)
Benefit obligation at end of year	$556,632	$583,421	$43,985	$40,396
Change in plan assets:
Fair value of plan assets at beginning of year	567,801	605,892	43,483	39,039
Actual return on plan assets	73,114	(4,982)	1,372	6,943
Company contributions	1,552	1,540	—	500
Terminated Vested Employees Lump Sum Settlement(1)	(54,551)	—	—	—
Benefits paid	(36,095)	(34,649)	(2,749)	(2,999)
Fair value of plan assets at end of year	551,821	567,801	42,106	43,483
Funded status	$(4,811)	$(15,620)	$(1,879)	$3,087
Amounts recognized in balance sheet consist of:
Other Assets	$12,685	$598	$—	$3,087
Accrued pension liability—current	(1,519)	(1,519)	—	—
Pension liability	(15,977)	(14,699)	(1,879)	—
Accrued benefit liability	(17,496)	(16,218)	(1,879)	—
Net (Liability)/ Asset	$(4,811)	$(15,620)	$(1,879)	$3,087

(1)

During the year ended December 31, 2014 we offered our former employees with vested pension benefits under the McDermott Plan a one-time voluntary opportunity, for a six-week period, to receive the value of their pension benefit as a lump-sum payment. This program resulted in a $54.6 million release of pension liability and a corresponding decrease in plan assets.

	Domestic Plans		TCN Plan
	Year Ended		Year Ended
	December 31,		December 31,
	2014	2013	2014	2013
	(In thousands)
Supplemental information:
Plans with accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$556,632	$583,421	$43,985	$40,396
Accumulated benefit obligation	$556,632	$583,421	$43,985	$40,396
Fair value of plan assets	$551,821	$567,801	$42,106	$43,483

Assumptions

	Domestic Plans		TCN Plan
	2014	2013	2014	2013
Weighted average assumptions used to determine net periodic benefit obligations at December 31:
Discount rate	4.0%	4.8%	3.80%	4.8%
Rate of compensation increase	N/A	N/A	N/A	N/A

	Domestic Plans			TCN Plan
	Year Ended			Year Ended
	December 31,			December 31,
	2014	2013	2012	2014	2013	2012
	(In thousands)
Supplemental information:
Components of periodic benefit cost:
Interest cost	$26,972	$23,996	$26,521	$1,900	$1,867	$1,843
Expected return on plan assets	(27,501)	(38,306)	(35,809)	(2,961)	(2,602)	(2,443)
Current period (gain) loss	(8,728)	22,002	19,580	6,027	(10,822)	3,998
Net periodic benefit (gain) cost	$(9,257)	$7,692	$10,292	$4,966	$(11,557)	$3,398

Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:
Discount rate	4.80%	4.00%	4.80%	4.80%	4.00%	4.80%
Expected return on plan assets	5.00%	6.50%	6.50%	6.90%	6.90%	6.90%
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A

As of December 31, 2014, we reassessed the assumptions for expected rates of return on plan assets based on current conditions and our investment strategies, resulting in a reduction of the rate of return to 5.0% for the Domestic Plans with no change to the 6.9%rate of return for the TCN Plan. The expected rate of return is determined to be the weighted average of the nominal returns based on the weightings of the asset classes within the McDermott Trust and TCN Trust investment portfolios. In setting these rates, we used a building-block approach. Historic real return trends for the various asset classes in both investment portfolios were combined with anticipated future market conditions to estimate the real rate of return for each class. These rates were then adjusted for anticipated future inflation to determine estimated nominal rates of return for each class.

Investment Goals

General

The investment goals of the McDermott Trust and the trust underlying the TCN Plan (“TCN Trust”) are generally to provide for the solvency of the respective plans and fulfillment of pension obligations over time, and to maximize long-term investment return consistent with a reasonable level of risk. Asset allocations within the McDermott Trust and TCN Trust are reviewed periodically and rebalanced, if appropriate, to ensure the continued conformance to the investment goals, objectives and strategies. Both the McDermott Trust and the TCN Trust employ a professional investment advisor and a number of professional investment managers whose individual benchmarks are, in the aggregate, consistent with the applicable trust’s overall investment objectives.

The specific goals of each investment manager are set out in the investment policy adopted by the investment committee for the respective trust, but, in general, the goals are (1) to perform in line with (in the case of passive accounts) or outperform (for actively managed accounts) the benchmark selected and agreed upon by the manager and the trust, and (2) to display an overall level of risk in its portfolio that is consistent with the risk associated with the agreed upon benchmark. The estimated allocations discussed below are periodically reviewed to assess the appropriateness of the particular funds in which they are invested, and these estimated allocations are subject to change.

The performance of each investment manager’s portfolio is periodically measured against commonly accepted benchmarks, including the individual investment manager’s benchmarks. In evaluating investment manager performance, consideration is also given to personnel, strategy, research capabilities, organizational and business matters, adherence to discipline and other qualitative factors that may impact the ability to achieve desired investment results.

The following is a summary of the asset allocations at December 31, 2014 and 2013 by asset category. The estimated allocation for 2015, by asset class, is expected to remain approximately the same as the year ended December 31, 2014.

	Domestic Plans		TCN Plan
	2014	2013	2014	2013
Asset Category:
Fixed Income	85%	85%	28%	25%
Equity Securities	15%	15%	72%	75%
Total	100%	100%	100%	100%

Fair Value

The following is a summary of total investments for our plans, measured at fair value at December 31, 2014 and 2013.

	12/31/2014	Level 1	Level 2	Level 3
	(In thousands)
Pension Benefits:
Fixed Income	$471,704	$64,575	$402,116	$5,013
Equities	$110,267	109,781	486	—
Cash and Accrued Items	$11,956	11,956	—	—
Total Investments	$593,927	$186,312	$402,602	$5,013

	12/31/2013	Level 1	Level 2	Level 3
	(In thousands)
Pension Benefits:
Fixed Income	$479,529	$58,556	$417,204	$3,769
Equities	$119,669	31,687	87,982	—
Cash and Accrued Items	$12,086	12,086	—	—
Total Investments	$611,284	$102,329	$505,186	$3,769

Changes in Level 3 Instrument

The following is a summary of the changes in our Level 3 fixed income instruments measured on a recurring basis for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
	(In thousands)
Balance at beginning of period	$3,769	$1,576
Purchases, net	1,347	2,120
Total unrealized gains (loss)	(103)	73
Balance at end of period	$5,013	$3,769

Cash Flows

Cash Flows
	Domestic Plans	TCN Plan
	(In thousands)
Expected employer contributions to trusts of defined benefit plans:
2015	—	—
Expected benefit payments:
2015	$37,344	$2,379
2016	$37,288	$2,799
2017	$37,060	$2,690
2018	$36,887	$2,498
2019	$36,633	$2,604
2020-2024	$178,455	$11,540

Defined Contribution Plans

We provide retirement benefits for most of our U.S. employees through the McDermott Thrift Plan, a qualified defined contribution plan with a Code section 401(k) feature (the “Thrift Plan”). The Thrift Plan generally provides for matching employer contributions of 50% of participants’ contributions up to 6% of compensation and unmatched employer cash contributions equal to 3% of participants’ base pay, plus overtime pay, expatriate pay and commissions, which we refer to collectively as “thriftable earnings.” Amounts charged to expense for employer contributions under the Thrift Plan totaled approximately $3.9 million, $6.4 million and $6.8 million in the years ended December 31, 2014, 2013 and 2012, respectively.

We provide retirement benefits for some of our international employees through the McDermott Global Defined Contribution Plan (the “Global Thrift Plan”), a defined contribution plan established on January 1, 2012 and operated under Luxembourg law. The Global Thrift Plan generally provides for matching employer contributions of 50% of participants’ contributions up to 6% of base salary and unmatched employer cash contributions equal to 3% of participants’ base salary. Amounts charged to expense for employer contributions under the Global Thrift Plan totaled approximately $1.2 million, $1.6 million and $1.6 million in the years ended December 31, 2014, 2013 and 2012, respectively.

We also provide benefits under the McDermott International, Inc. Director and Executive Deferred Compensation Plan (“Deferred Compensation Plan”), which is a non-qualified defined contribution plan. Expense associated with the Deferred Compensation Plan was not material to the consolidated financial statements for the years presented.